Bond with warrants and derivative instruments (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Details of principal of bonds issued and outstanding

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Bond with warrants
15th	₩	1,365,000	1,365,000
20th		-	600,000
21st		3,000,000	3,000,000
Total	₩	4,365,000	4,965,000

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Bond with warrants
12th		-	800,000
13th		-	495,000
14th		-	-
15th		1,365,000	1,380,000
18th		-	2,500,000
20th		600,000	-
21st		3,000,000	-
Total	₩	4,965,000	5,175,000

Details of changes in principal of bonds

		15th	20th	21st	Total
		(In thousands of Korean won)
Balance as of January 1	₩	1,365,000	600,000	3,000,000	4,965,000
Issuance		-	-	-	-
Early redemption		-	(600,000)	-	(600,000)
Balance at June 30	₩	1,365,000	-	3,000,000	4,365,000

		12th	13th	15th	18th	19th	20th	21st	Total
		(In thousands of Korean won)
Balance as of January 1	₩	800,000	495,000	1,380,000	2,500,000	-	-	-	5,175,000
Issuance		-	-	-	-	2,000,000	4,200,000	3,000,000	9,200,000
Early redemption		-	-	-	(2,500,000)	(2,000,000)	(3,600,000)	-	(8,100,000)
Redemption at maturity		-	(5,000)	-	-	-	-	-	(5,000)
Settled through debt-to-equity swap (*)		(800,000)	(490,000)	(15,000)	-	-	-	-	(1,305,000)
Balance at 31 December	₩	-	-	1,365,000	-	-	600,000	3,000,000	4,965,000

(*)	During the period, the detachable warrants were exercised through debt-to-equity swap (non-cash settlement). The amounts presented under “Settled through debt-to-equity swap” relate solely to warrants exercised through the non-cash settlement method, whereby bond principal was settled through conversion. Accordingly, no cash inflows arose from the transactions reflected in this table during the period. As a result of the exercise of warrants through non-cash settlement during the period, 320,000 ordinary shares were issued in connection with the 12th series, and 196,000 ordinary shares were issued in connection with the 13th series, and 5,000 ordinary shares were issued in connection with the 15th series.

Details of the changes in principal of bonds for the year ended December 31, 2024 are as follows:

		12th	13th	14th	15th	17th	18th	Total
		(In thousands of Korean won)
Balance as of January 1	₩	800,000	3,855,000	750,000	2,180,000	-	-	7,585,000
Issuance		-	-	-	-	2,000,000	2,500,000	4,500,000
Early redemption		-	-	(750,000)	-	(2,000,000)	-	(2,750,000)
Settled through debt-to-equity swap (*)		-	(3,360,000)	-	(800,000)	-	-	(4,160,000)
Balance at 31 December	₩	800,000	495,000	-	1,380,000	-	2,500,000	5,175,000

(*)	During the period, the detachable warrants were exercised through two methods: cash settlement and debt-to-equity swap (non-cash settlement). The amounts presented under “Settled through debt-to-equity swap” relate solely to warrants exercised through the non-cash settlement method, whereby bond principal was settled through conversion. Accordingly, no cash inflows arose from the transactions reflected in this table during the period. As a result of the exercise of warrants through non-cash settlement during the period, 1,344,000 ordinary shares were issued in connection with the 13th series, and 266,665 ordinary shares were issued in connection with the 15th series. In addition, as a result of the exercise of warrants through cash settlement during the period, 14,000 ordinary shares were issued in connection with the 13th series and 1,000,000 ordinary shares in connection with the 16th series, for which the related bonds had been fully settled prior to the warrant exercise. The Company recognized increases in share capital equal to the number of shares exercised multiplied by par value, and in share premium equal to the number of shares exercised multiplied by the excess of the exercise price over par value.

Changes in fair value of derivative liabilities

		15th	20th	21st	Total
		(In thousands of Korean won)
Balance at January 1	₩	117,845	227,200	922,756	1,267,801
Issuance		-	-	-	-
Redemption		-	(227,200)	-	(227,200)
Losses (gains) on valuation of derivatives		(117,845)	-	57,213	(60,632)
Balance at June 30	₩	-	-	979,969	979,969

		12th	13th	15th	18th	19th	20th	21st	Total
		(In thousands of Korean won)
Balance at January 1	₩	66,240	53,263	337,179	1,017,141	-	-	-	1,473,823
Issuance		-	-	-	-	824,174	1,719,885	916,475	3,460,534
Redemption		-	-	-	(1,011,875)	(775,000)	(1,408,200)	-	(3,195,075)
Losses (gains) on valuation of derivatives		(57,920)	(47,163)	(217,414)	(5,266)	(49,174)	(84,485)	6,281	(455,141)
Derecognized upon bond settlement		(8,320)	(6,100)	(1,920)	-	-	-	-	(16,340)
Balance at December 31	₩	-	-	117,845	-	-	227,200	922,756	1,267,801

Changes in the fair value of derivative liabilities embedded in each series of bonds with warrants that were recognized in profit or loss for the year ended December 31, 2024 are as follows:

		12th	13th	14th	15th	17th	18th	Total
		(In thousands of Korean won)
Balance at January 1	₩	208,960	963,391	281,400	698,795	-	-	2,152,546
Issuance		-	-	-	-	802,198	1,021,266	1,823,464
Redemption		-	-	(195,900)	-	(808,000)	-	(1,003,900)
Losses (gains) on valuation of derivatives		(142,720)	(322,128)	(85,500)	(119,164)	5,802	(4,125)	(667,835)
Derecognized upon bond settlement		-	(588,000)	-	(242,452)	-	-	(830,452)
Balance at December 31	₩	66,240	53,263	-	337,179	-	1,017,141	1,473,823

Details of bonds with detachable warrants issued

Series	11th	12th	13th
Type	Detachable Warrants bonds	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	1,500,000,000	800,000,000	4,000,000,000

Coupon rate (%)	-	-	-

Yield to maturity (%)	-	-	-

Issuance date	March 2022	August 2022	October 2022

Maturity date	March 2025	August 2025	October 2025

Principal redemption

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

Exercise Price (*)	₩4,000 per common share	₩2,500 per common share (Subject to adjustment based on revenue at a specific point in time)	₩2,500 per common share

Exercise period	September 2022 ~ January 2025	February 2023 ~ July 2025	February 2023 ~ September 2025

Redemption at the Option of the issuer (Call option)

The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

Series	11th	12th	13th
Redemption at the option of the bond holders (Put option)

The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Upon initial recognition, the warrants were classified as derivative financial liabilities as the fixed-for-fixed condition was not met at the inception date.

Subsequently, following the determination of the exercise price, the warrants were reclassified as equity instruments.

The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

(*)	The exercise price for the 12th series was finalized in February 2023.

Details of the bonds with detachable warrants issued by the Company, including those for which either the bonds or the detachable warrants were outstanding as of June 30, 2026 or December 31, 2025, or were settled, redeemed, exercised or expired during the six-month periods ended June 30, 2026 and 2025, are as follows: (Continued)

Series	14th	15th	16th
Type	Detachable Warrants bonds	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	750,000,000	2,180,000,000	30,000,000,000

Coupon rate (%)	-	-	-

Yield to maturity (%)	-	-	Annual simple interest 3.9%

Issuance date	April 2023	August 2023	September 2023

Maturity date	April 2026	August 2026	September 2028

Principal redemption

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

Exercise Price	₩2,500 per common share	₩3,000 per common share	₩3,000 per common share

Exercise period	August 2023 ~ November 2025	November 2023 ~ July 2026	October 2023 ~ August 2028

Redemption at the Option of the issuer (Call option)	The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.	The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 20, 2023, which is 2 months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Series	14th	15th	16th
Redemption at the option of the bond holders (Put option)	The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.	The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 20, 2023, which is 2 months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Details of the bonds with detachable warrants issued by the Company, including those for which either the bonds or the detachable warrants were outstanding as of June 30, 2026 or December 31, 2025, or were settled, redeemed, exercised or expired during the six-month periods ended June 30, 2026 and 2025, are as follows: (Continued)

Series	17th	18th	19th
Type	Detachable Warrants bonds	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	2,000,000,000	2,500,000,000	2,000,000,000

Coupon rate (%)	-	-	-

Yield to maturity (%)	-	-	-

Issuance date	July 2024	November 2024	February 2025

Maturity date	July 2027	November 2027	February 2028

Series	17th	18th	19th
Principal redemption

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

Exercise Price	₩4,000 per common share	₩4,000 per common share	₩4,000 per common share

Exercise period	November 2024 ~ June 2027	February 2025 ~ November 2027	May 2025 ~ January 2028

Redemption at the Option of the issuer (Call option)

The bonds are early redeemable by the Company in full or partial on November 2, 2024, which is four months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Redemption at the option of the bond holders (Put option)

The bonds are early redeemable by the Company in full or partial on November 2, 2024, which is four months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Series	17th	18th	19th
Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Details of the bonds with detachable warrants issued by the Company, including those for which either the bonds or the detachable warrants were outstanding as of June 30, 2026 or December 31, 2025, or were settled, redeemed, exercised or expired during the six-month periods ended June 30, 2026 and 2025, are as follows: (Continued)

Series	20th	21st
Type	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	4,200,000,000	3,000,000,000

Coupon rate (%)	-	-

Yield to maturity (%)	-	-

Issuance date	July 2025	November 2025

Maturity date	July 2028	November 2028

Principal redemption

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

Exercise Price	₩3,000 per common share	₩3,000 per common share

Series	20th	21st
Exercise period	October 2025 ~ June 2028	February 2026 ~ October 2028

Redemption at the Option of the issuer (Call option)

The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Redemption at the option of the bond holders (Put option)

The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Series	11th	12th	13th
Type	Detachable Warrants bonds	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	1,500,000,000	800,000,000	4,000,000,000

Coupon rate (%)	-	-	-

Yield to maturity (%)	-	-	-

Issuance date	March 2022	August 2022	October 2022

Maturity date	March 2025	August 2025	October 2025

Principal redemption

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:

Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

Exercise Price (*)	₩4,000 per common share	₩2,500 per common share (Subject to adjustment based on revenue at a specific point in time)	₩2,500 per common share

Exercise period	September 2022 ~ January 2025	February 2023 ~ July 2025	February 2023 ~ September 2025

Redemption at the Option of the issuer (Call option)

The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

Series	11th	12th	13th
Redemption at the option of the bond holders (Put option)

The bonds are early redeemable by the Company in full or partial on March 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on August 7, 2023, 12 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on April 16, 2024, 18 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Upon initial recognition, the warrants were classified as derivative financial liabilities as the fixed-for-fixed condition was not met at the inception date.

Subsequently, following the determination of the exercise price, the warrants were reclassified as equity instruments.

The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

(*)	The exercise price for the 12th series was finalized in February 2023.

Details of the bonds with detachable warrants issued by the Company, including those outstanding as of December 31, 2024 and fully settled or redeemed during the year ended December 31, 2025, are as follows: (Continued)

Series	14th	15th	16th
Type	Detachable Warrants bonds	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	750,000,000	2,180,000,000	30,000,000,000

Coupon rate (%)	-	-	-

Yield to maturity (%)	-	-	Annual simple interest 3.9%

Issuance date	April 2023	August 2023	September 2023

Maturity date	April 2026	August 2026	September 2028

Principal redemption

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:

The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

Exercise Price	₩2,500 per common share	₩3,000 per common share	₩3,000 per common share

Exercise period	August 2023 ~ November 2025	November 2023 ~ July 2026	October 2023 ~ August 2028

Series	14th	15th	16th
Redemption at the Option of the issuer (Call option)	The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.	The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.	The bonds are early redeemable by the Company in full or partial on November 20, 2023, 2 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be payable.

Redemption at the option of the bond holders (Put option)	The bonds are early redeemable by the Company in full or partial on August 7, 2023 or every three months after. In the event of early redemption, the principal amount shall be paid.	The bonds are early redeemable by the Company in full or partial on August 18, 2024 or every three months after. In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 20, 2023, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The bonds are early redeemable by the Company in full or partial on November 20, 2024, 2 months from the issuance, or every three months after.

In the event of early redemption, the principal amount shall be payable.

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Details of the bonds with detachable warrants issued by the Company, including those outstanding as of December 31, 2024 and fully settled or redeemed during the year ended December 31, 2025, are as follows: (Continued)

Series	17th	18th	19th
Type	Detachable Warrants bonds	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	2,000,000,000	2,500,000,000	2,000,000,000

Coupon rate (%)	-	-	-

Yield to maturity (%)	-	-	-

Issuance date	July 2024	November 2024	February 2025

Maturity date	July 2027	November 2027	February 2028

Principal redemption	1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

Exercise Price	₩4,000 per common share	₩4,000 per common share	₩4,000 per common share

Exercise period	November 2024 ~ June 2027	February 2025 ~ November 2027	May 2025 ~ January 2028

Series	17th	18th	19th
Redemption at the Option of the issuer (Call option)	The bonds are early redeemable by the Company in full or partial on November 2, 2024 or every three months after. In the event of early redemption, the principal amount shall be payable.

The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Redemption at the option of the bond holders (Put option)

The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on February 7, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on May 17, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment	The bonds are early redeemable by the Company in full or partial on November 2, 2024 or every four months after. In the event of early redemption, the principal amount shall be payable.

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Details of the bonds with detachable warrants issued by the Company, including those outstanding as of December 31, 2024 and fully settled or redeemed during the year ended December 31, 2025, are as follows: (Continued)

Series	20th	21st
Type	Detachable Warrants bonds	Detachable Warrants bonds

Issuance amount	4,200,000,000	3,000,000,000

Coupon rate (%)	-	-

Yield to maturity (%)	-	-

Issuance date	July 2025	November 2025

Maturity date	July 2028	November 2028

Principal redemption

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

1. Redemption at maturity:
Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed

2. Early redemption:
The Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Company to redeem before maturity (put option). Upon exercise of each option, the outstanding principal amount is to be redeemed.

Exercise Price	₩3,000 per common share	₩3,000 per common share

Exercise period	October 2025 ~ June 2028	February 2026 ~ October 2028

Redemption at the Option of the issuer (Call option)

The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Redemption at the option of the bond holders (Put option)

The bonds are early redeemable by the Company in full or partial on October 2, 2025, which is three months from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

The bonds are early redeemable by the Company in full or partial on November 18, 2026, which is one year from the issuance date, or at any time thereafter.

In the event of early redemption, the principal amount shall be paid.

Early redemption rights accounting treatment

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

The early redemption right is separated from the host debt instrument as an embedded derivative and accounted for separately.

The separated embedded derivative is measured at fair value through profit or loss (FVTPL).

Classification of Warrants	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.	The warrants were classified as equity instruments at the date of issuance, as it satisfied the fixed-for-fixed condition.

Details of face value of bonds with warrants

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Bond with warrants	₩	4,365,000	4,965,000
Warrants adjustment		(1,155,240)	(1,699,688)
Total	₩	3,209,760	3,265,312